Equity accounted investments - Keliber (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year	R 5,621	R 4,039
Acquisition of equity-accounted investment	446	0	R 0
Balance at end of the year	7,594	5,621	4,039
Keliber
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year	0	0	0
Acquisition of equity-accounted investment	446	0	0
Balance at end of the year	R 446	R 0	R 0